iShares®

iShares Trust

Supplement dated July 2, 2015

to the Prospectus (the “Prospectus”) and

Statement of Additional Information (the “SAI”)

for each of the iShares S&P Mid-Cap 400 Value ETF and

the iShares MSCI EAFE Value ETF

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Prospectus and SAI.

iShares S&P Mid-Cap 400 Value ETF

Effective July 1, 2015, the following paragraph replaces language describing the investment advisory fee rate in the Investment Adviser section of the Fund’s Prospectus and is hereby added to the Fund’s SAI.

Effective July 1, 2015, for its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund based on the aggregate average daily net assets of the Fund. The aggregate management fee is calculated as follows: 0.25% per annum of the aggregate net assets less than or equal to $5.0 billion, plus 0.24% per annum of the aggregate net assets over $5.0 billion, up to and including $7.5 billion, plus 0.23% per annum of the aggregate net assets over $7.5 billion, up to and including $10.0 billion, plus 0.21% per annum of the aggregate net assets in excess of $10.0 billion. Based on assets of the Fund as of June 30, 2015, for its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund, based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.25%. BFA, the investment adviser to the Fund, may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.

iShares MSCI EAFE Value ETF

Effective July 1, 2015, the following paragraph replaces language describing the investment advisory fee rate under the Investment Adviser section of the Fund’s Prospectus and is hereby added to the Fund’s SAI.

Effective July 1, 2015, for its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund based on the aggregate average daily net assets of the Fund. The aggregate management fee is calculated as follows: 0.40% per annum of the aggregate net assets less than or equal to $3.0 billion, plus 0.38% per annum of the aggregate net assets over $3.0 billion, up to and including $4.5 billion, plus 0.36% per annum of the aggregate net assets over $4.5 billion, up to and including $6.0 billion, plus 0.34% per annum of the aggregate net assets in excess of $6.0 billion. Based on assets of the Fund as of June 30, 2015, for its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund, based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.40%. BFA, the investment adviser to the Fund, may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund
Advisors and its affiliates.	IS-A-NEW

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

iShares Trust

Supplement dated July 2, 2015

to the Prospectus (the “Prospectus”) and

Statement of Additional Information (the “SAI”) for each of the

iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF, iShares Select Dividend ETF and iShares U.S. Preferred

Stock ETF (each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Prospectus and SAI.

Effective July 1, 2015, the following paragraphs replace language describing the investment advisory fee rate in the Investment Adviser section of each Fund’s Prospectus and SAI.

iShares Latin America 40 ETF and iShares MSCI Pacific ex Japan ETF

Effective July 1, 2015, for its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF, iShares Select Dividend ETF and iShares U.S. Preferred Stock ETF (“Combined Funds”). The aggregate management fee is calculated as follows:

Average Daily Net Assets of Combined Funds	Rate of Management Fee
First $46 billion	0.5000%
Greater than $46 billion up to $81 billion	0.4750%
Greater than $81 billion up to $111 billion	0.4513%
Greater than $111 billion up to $141 billion	0.4287%
Greater than $141 billion	0.4073%

Each reduced management fee level set forth in the fee schedule above reflects a 5% reduction (rounded to the fourth decimal place) from the management fee at the prior Combined Funds asset level.

iShares Russell 2000 ETF

Effective July 1, 2015, for its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF, iShares Select Dividend ETF and iShares U.S. Preferred Stock ETF (“Combined Funds”). The aggregate management fee is calculated as follows:

Average Daily Net Assets of Combined Funds	Rate of Management Fee
First $46 billion	0.2000%
Greater than $46 billion up to $81 billion	0.1900%
Greater than $81 billion up to $111 billion	0.1805%
Greater than $111 billion up to $141 billion	0.1715%
Greater than $141 billion	0.1630%

Each reduced management fee level set forth in the fee schedule above reflects a 5% reduction (rounded to the fourth decimal place) from the management fee at the prior Combined Funds asset level.

iShares Russell 2000 Growth ETF and iShares Russell 2000 Value ETF

Effective July 1, 2015, for its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF, iShares Select Dividend ETF and iShares U.S. Preferred Stock ETF (“Combined Funds”). The aggregate management fee is calculated as follows:

Average Daily Net Assets of Combined Funds	Rate of Management Fee
First $46 billion	0.2500%
Greater than $46 billion up to $81 billion	0.2375%
Greater than $81 billion up to $111 billion	0.2256%
Greater than $111 billion up to $141 billion	0.2144%
Greater than $141 billion	0.2037%

Each reduced management fee level set forth in the fee schedule above reflects a 5% reduction (rounded to the fourth decimal place) from the management fee at the prior Combined Funds asset level.

iShares Select Dividend ETF

Effective July 1, 2015, for its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF, iShares Select Dividend ETF and

iShares U.S. Preferred Stock ETF (“Combined Funds”). The aggregate management fee is calculated as follows:

Average Daily Net Assets of Combined Funds	Rate of Management Fee
First $46 billion	0.4000%
Greater than $46 billion up to $81 billion	0.3800%
Greater than $81 billion up to $111 billion	0.3610%
Greater than $111 billion up to $141 billion	0.3430%
Greater than $141 billion	0.3259%

Each reduced management fee level set forth in the fee schedule above reflects a 5% reduction (rounded to the fourth decimal place) from the management fee at the prior Combined Funds asset level.

iShares U.S. Preferred Stock ETF

Effective July 1, 2015, for its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF, iShares Select Dividend ETF and iShares U.S. Preferred Stock ETF (“Combined Funds”). The aggregate management fee is calculated as follows:

Average Daily Net Assets of Combined Funds	Rate of Management Fee for iShares U.S. Preferred Stock ETF
First $46 billion	0.4800%
Greater than $46 billion up to $81 billion	0.4560%
Greater than $81 billion up to $111 billion	0.4332%
Greater than $111 billion up to $141 billion	0.4116%
Greater than $141 billion	0.3910%

Each reduced management fee level set forth in the fee schedule above reflects a 5% reduction (rounded to the fourth decimal place) from the management fee at the prior Combined Funds asset level

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund
Advisors and its affiliates.	IS-A-X-0715

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated July 2, 2015

to the Prospectus (the “Prospectus”) and

Statement of Additional Information (the “SAI”)

for each of the iShares iBoxx $ Investment Grade Corporate Bond ETF, iShares TIPS Bond ETF, iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF, iShares 1-3 Year Credit Bond ETF, iShares Russell Mid-Cap ETF, iShares Intermediate Credit Bond ETF, iShares MBS ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap Value ETF, iShares S&P

Mid-Cap 400 Growth ETF, iShares Cohen & Steers REIT ETF and iShares Nasdaq Biotechnology ETF (each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Prospectus and SAI.

Effective July 1, 2015, the following paragraphs replace language describing the investment advisory fee rate in the Investment Adviser section of each Fund’s Prospectus and SAI.

iShares iBoxx $ Investment Grade Corporate Bond ETF

Effective July 1, 2015, for its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the iShares iBoxx $ Investment Grade Corporate Bond ETF, iShares TIPS Bond ETF, iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF, iShares 1-3 Year Credit Bond ETF, iShares Russell Mid-Cap ETF, iShares Intermediate Credit Bond ETF, iShares MBS ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap Value ETF, iShares S&P Mid-Cap 400 Growth ETF, iShares Cohen & Steers REIT ETF and iShares Nasdaq Biotechnology ETF (“Combined Funds”). The aggregate management fee is calculated as follows:

Average Daily Net Assets of Combined Funds	Rate of Management Fee
First $121 billion	0.1500%
Greater than $121 billion up to $181 billion	0.1425%
Greater than $181 billion up to $231 billion	0.1354%
Greater than $231 billion up to $281 billion	0.1287%
Greater than $281 billion	0.1222%

Each reduced management fee level set forth in the fee schedule above reflects a 5% reduction (rounded to the fourth decimal place) from the management fee at the prior Combined Funds asset level.

iShares TIPS Bond ETF, iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF, iShares 1-3 Year Credit Bond ETF, iShares Russell Mid-Cap ETF and iShares Intermediate Credit Bond ETF

Effective July 1, 2015, for its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the iShares iBoxx $ Investment Grade Corporate Bond ETF, iShares TIPS Bond ETF, iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF, iShares 1-3 Year Credit Bond ETF, iShares Russell Mid-Cap ETF, iShares Intermediate Credit Bond ETF, iShares MBS ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap Value ETF, iShares S&P Mid-Cap 400 Growth ETF, iShares Cohen & Steers REIT ETF and iShares Nasdaq Biotechnology ETF (“Combined Funds”). The aggregate management fee is calculated as follows:

Average Daily Net Assets of Combined Funds	Rate of Management Fee
First $121 billion	0.2000%
Greater than $121 billion up to $181 billion	0.1900%
Greater than $181 billion up to $231 billion	0.1805%
Greater than $231 billion up to $281 billion	0.1715%
Greater than $281 billion	0.1630%

Each reduced management fee level set forth in the fee schedule above reflects a 5% reduction (rounded to the fourth decimal place) from the management fee at the prior Combined Funds asset level.

iShares MBS ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap Value ETF and iShares S&P Mid-Cap 400 Growth ETF

Effective July 1, 2015, for its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the iShares iBoxx $ Investment Grade Corporate Bond ETF, iShares TIPS Bond ETF, iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF, iShares 1-3 Year Credit Bond ETF, iShares Russell Mid-Cap ETF, iShares Intermediate Credit Bond ETF, iShares MBS ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap Value ETF, iShares S&P Mid-Cap 400 Growth ETF, iShares Cohen & Steers REIT ETF and iShares Nasdaq Biotechnology ETF (“Combined Funds”). The aggregate management fee is calculated as follows:

Average Daily Net Assets of Combined Funds	Rate of Management Fee
First $121 billion	0.2500%
Greater than $121 billion up to $181 billion	0.2375%
Greater than $181 billion up to $231 billion	0.2257%
Greater than $231 billion up to $281 billion	0.2144%
Greater than $281 billion	0.2037%

Each reduced management fee level set forth in the fee schedule above reflects a 5% reduction (rounded to the fourth decimal place) from the management fee at the prior Combined Funds asset level.

iShares Cohen & Steers REIT ETF

Effective July 1, 2015, for its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the iShares iBoxx $ Investment Grade Corporate Bond ETF, iShares TIPS Bond ETF, iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF, iShares 1-3 Year Credit Bond ETF, iShares Russell Mid-Cap ETF, iShares Intermediate Credit Bond ETF, iShares MBS ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap Value ETF, iShares S&P Mid-Cap 400 Growth ETF, iShares Cohen & Steers REIT ETF and iShares Nasdaq Biotechnology ETF (“Combined Funds”). The aggregate management fee is calculated as follows:

Average Daily Net Assets of Combined Funds	Rate of Management Fee
First $121 billion	0.3500%
Greater than $121 billion up to $181 billion	0.3325%
Greater than $181 billion up to $231 billion	0.3159%
Greater than $231 billion up to $281 billion	0.3001%
Greater than $281 billion	0.2851%

Each reduced management fee level set forth in the fee schedule above reflects a 5% reduction (rounded to the fourth decimal place) from the management fee at the prior Combined Funds asset level.

iShares Nasdaq Biotechnology ETF

Effective July 1, 2015, for its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the iShares iBoxx $ Investment Grade Corporate Bond ETF, iShares TIPS Bond ETF, iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF, iShares 1-3 Year Credit Bond ETF, iShares Russell Mid-Cap ETF, iShares Intermediate Credit Bond ETF, iShares MBS ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap Value ETF, iShares S&P Mid-Cap 400 Growth ETF, iShares Cohen & Steers REIT ETF and iShares Nasdaq Biotechnology ETF (“Combined Funds”). The aggregate management fee is calculated as follows:

Average Daily Net Assets of Combined Funds	Rate of Management Fee
First $121 billion	0.4800%
Greater than $121 billion up to $181 billion	0.4560%
Greater than $181 billion up to $231 billion	0.4332%
Greater than $231 billion up to $281 billion	0.4116%
Greater than $281 billion	0.3910%

Each reduced management fee level set forth in the fee schedule above reflects a 5% reduction (rounded to the fourth decimal place) from the management fee at the prior Combined Funds asset level.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund
Advisors and its affiliates.	IS-A-XII-0715

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated July 2, 2015

to the Prospectus (the “Prospectus”) and

Statement of Additional Information (the “SAI”)

for each of the iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Basic Materials ETF, iShares U.S. Broker-Dealers ETF, iShares U.S. Consumer Goods ETF, iShares U.S. Consumer Services ETF, iShares U.S. Energy ETF, iShares U.S. Financial Services ETF, iShares U.S. Financials ETF, iShares U.S. Healthcare ETF, iShares U.S. Healthcare Providers ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Insurance ETF, iShares U.S. Medical Devices ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Oil Equipment & Services ETF, iShares U.S. Pharmaceuticals ETF, iShares U.S. Real Estate ETF, iShares U.S. Regional Banks ETF, iShares U.S. Technology ETF, iShares U.S. Telecommunications ETF and iShares U.S. Utilities ETF

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Prospectus and SAI.

Effective July 1, 2015, the following paragraph replaces similar language in the Investment Adviser section of each Prospectus.

Effective July 1, 2015, for its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the following iShares Funds: iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Basic Materials ETF, iShares U.S. Broker-Dealers ETF, iShares U.S. Consumer Goods ETF, iShares U.S. Consumer Services ETF, iShares U.S. Energy ETF, iShares U.S. Financial Services ETF, iShares U.S. Financials ETF, iShares U.S. Healthcare ETF, iShares U.S. Healthcare Providers ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Insurance ETF, iShares U.S. Medical Devices ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Oil Equipment & Services ETF, iShares U.S. Pharmaceuticals ETF, iShares U.S. Real Estate ETF, iShares U.S. Regional Banks ETF, iShares U.S. Technology ETF, iShares U.S. Telecommunications ETF and iShares U.S. Utilities ETF. The aggregate management fee is calculated as follows: 0.48% per annum of the aggregate net assets less than or equal to $10.0 billion, plus 0.43% per annum of the aggregate net assets over $10.0 billion, up to and including $20.0 billion, plus 0.38% per annum of the aggregate net assets over $20.0 billion, up to and including $30.0 billion, plus

0.34% per annum of the aggregate net assets over $30.0 billion, up to and including $40.0 billion, plus 0.33% per annum of the aggregate net assets over $40.0 billion, up to and including $50.0 billion, plus 0.31% per annum of the aggregate net assets in excess of $50.0 billion. Based on assets of the iShares Funds enumerated above as of June 30, 2015, for its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund, based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.44%. BFA, the investment adviser to the Fund, may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit Total Annual Operating Expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.

Effective of July 1, 2015, the following paragraph replaces similar language under the Investment Adviser section of the SAI.

Effective July 1, 2015, for its investment advisory services to certain of the Funds included in this SAI, BFA is entitled to receive a management fee from such Funds corresponding to each Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the following iShares Funds: iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Basic Materials ETF, iShares U.S. Broker-Dealers ETF, iShares U.S. Consumer Goods ETF, iShares U.S. Consumer Services ETF, iShares U.S. Energy ETF, iShares U.S. Financial Services ETF, iShares U.S. Financials ETF, iShares U.S. Healthcare ETF, iShares U.S. Healthcare Providers ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Insurance ETF, iShares U.S. Medical Devices ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Oil Equipment & Services ETF, iShares U.S. Pharmaceuticals ETF, iShares U.S. Real Estate ETF, iShares U.S. Regional Banks ETF, iShares U.S. Technology ETF, iShares U.S. Telecommunications ETF and iShares U.S. Utilities ETF. The aggregate management fee is calculated as follows: 0.48% per annum of the aggregate net assets less than or equal to $10.0 billion, plus 0.43% per annum of the aggregate net assets over $10.0 billion, up to and including $20.0 billion, plus 0.38% per annum of the aggregate net assets over $20.0 billion, up to and including $30.0 billion, plus 0.34% per annum of the aggregate net assets over $30.0 billion, up to and including $40.0 billion, plus 0.33% per annum of the aggregate net assets over $40.0 billion, up to and including $50.0 billion, plus 0.31% per annum of the aggregate net assets in excess of $50.0 billion.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund
Advisors and its affiliates.	IS-A-DJF

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated July 2, 2015

to the Prospectus (the “Prospectus”) and

Statement of Additional Information (the “SAI”)

for each of the iShares China Large-Cap ETF and iShares FTSE China ETF

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Prospectus and SAI.

Effective July 1, 2015, the following paragraph replaces similar language in the Investment Adviser section of each Prospectus.

Effective July 1, 2015, for its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the following iShares Funds: iShares China Large-Cap ETF and iShares FTSE China ETF. The aggregate management fee is calculated as follows: 0.74% per annum of the aggregate net assets less than or equal to $6.0 billion, plus 0.67% per annum of the aggregate net assets over $6.0 billion, up to and including $9.0 billion, plus 0.60% per annum of the aggregate net assets over $9.0 billion, up to and including $12.0 billion, plus 0.54% per annum of the aggregate net assets in excess of $12.0 billion. Based on assets of the iShares Funds enumerated above as of June 30, 2015, for its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund, based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.72%. BFA, the investment adviser to the Fund, may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.

Effective of July 1, 2015, the following paragraph replaces similar language in the Investment Adviser section of the SAI.

Effective July 1, 2015, for its investment advisory services, BFA is entitled to receive a management fee from such Funds corresponding to each Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the following iShares funds: iShares China Large-Cap ETF and iShares FTSE China ETF. The aggregate management fee is calculated as follows: 0.74% per annum of the aggregate net assets less than or equal to $6.0 billion, plus 0.67% per annum of the aggregate net assets over $6.0 billion, up to and including $9.0 billion, plus 0.60% per annum of the aggregate net assets over $9.0 billion, up to and including $12.0 billion, plus 0.54% per annum of the aggregate net assets in excess of $12.0 billion.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund
Advisors and its affiliates.	IS-A-FCF

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE